Guarantor Financials - Combined Statements of Operations (Condensed) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Condensed Financial Statements, Captions
Senior Notes	$ 775.0		$ 0
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	711.7	730.4	968.2	996.7	1,072.1
Cost of goods sold	392.9	381.6	516.6	553.7	570.8
Gross Profit	318.8	348.8	451.6	443.0	501.3
Selling, general and administrative expense	202.8	180.3	239.5	218.8	272.7
Amortization of intangible assets	9.4	9.4	12.6	12.7	12.6
Impairment of goodwill and other intangible assets	0	32.1	566.5	19.4	0
Other operating expenses, net	0.6	1.1	1.6	1.3	0.8
Operating Profit (Loss)	106.0	125.9	(368.6)	190.8	215.2
Interest Expense	44.2	38.6
Intercompany interest expense			51.5	51.5	58.3
Other non operating expense, including equiy in earnings of partnerships			10.5	(2.2)
Other Nonoperating Income (Expense)	(1.6)	5.8
(Loss) Earnings before Income Taxes	63.4	81.5	(430.6)	141.5	156.9
Income tax benefit	24.3	26.2	(6.3)	49.5	55.8
Income (Loss) from Continuing Operations before Equity Method Investments	39.1	55.3
Equity in earnings of partnership	0	0	4.2	2.2	0
Net (Loss) Earnings	39.1	55.3	(424.3)	92.0	101.1
Total Comprehensive Loss	29.3	70.9	(428.5)	90.3	98.2
Parent Company
Condensed Financial Statements, Captions
Senior Notes	775.0
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	0	0	0	0	0
Cost of goods sold	0	0	0	0	0
Gross Profit	0	0	0	0	0
Selling, general and administrative expense	2.1	0	0	0	0
Amortization of intangible assets	0	0	0	0	0
Impairment of goodwill and other intangible assets	0		0	0
Other operating expenses, net	0	0	0	0	0
Operating Profit (Loss)	(2.1)	0	0	0	0
Interest Expense	26.5	0
Intercompany interest expense			0	0	0
Other non operating expense, including equiy in earnings of partnerships			0	0
Other Nonoperating Income (Expense)	0	0
(Loss) Earnings before Income Taxes	(28.6)	0	0	0	0
Income tax benefit	(10.8)	0	0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments	(17.8)	0
Equity in earnings of partnership	43.7	0
Net (Loss) Earnings	25.9	0	0	0	0
Total Comprehensive Loss	24.3	0	0	0	0
Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	671.5	695.5	921.2	958.9	1,020.3
Cost of goods sold	366.1	357.7	482.8	522.4	537.4
Gross Profit	305.4	337.8	438.4	436.5	482.9
Selling, general and administrative expense	187.6	167.5	223.8	215.3	253.1
Amortization of intangible assets	9.4	9.4	12.6	12.7	12.6
Impairment of goodwill and other intangible assets	32.1		566.5	19.4
Other operating expenses, net	0.6	1.0	1.5	1.3	0.5
Operating Profit (Loss)	107.8	127.8	(366.0)	187.8	216.7
Interest Expense	16.2	35.6
Intercompany interest expense			47.5	47.6	54.5
Other non operating expense, including equiy in earnings of partnerships			13.1	0
Other Nonoperating Income (Expense)	3.3	8.8
(Loss) Earnings before Income Taxes	88.3	83.4	(426.6)	140.2	162.2
Income tax benefit	34.1	26.7	(5.3)	48.7	57.4
Income (Loss) from Continuing Operations before Equity Method Investments	54.2	56.7
Equity in earnings of partnership	0	0
Net (Loss) Earnings	54.2	56.7	(421.3)	91.5	104.8
Total Comprehensive Loss	47.2	67.0	(426.5)	88.1	104.2
Non-Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	53.4	51.6	68.5	64.3	84.5
Cost of goods sold	40.0	40.6	55.3	57.8	66.1
Gross Profit	13.4	11.0	13.2	6.5	18.4
Selling, general and administrative expense	13.1	12.8	15.7	3.5	19.6
Amortization of intangible assets	0	0	0	0	0
Impairment of goodwill and other intangible assets	0		0	0
Other operating expenses, net	0	0.1	0.1	0	0.3
Operating Profit (Loss)	0.3	(1.9)	(2.6)	3.0	(1.5)
Interest Expense	1.5	3.0
Intercompany interest expense			4.0	3.9	3.8
Other non operating expense, including equiy in earnings of partnerships			(2.6)	(2.2)
Other Nonoperating Income (Expense)	(4.9)	(3.0)
(Loss) Earnings before Income Taxes	3.7	(1.9)	(4.0)	1.3	(5.3)
Income tax benefit	1.0	(0.5)	(1.0)	0.8	(1.6)
Income (Loss) from Continuing Operations before Equity Method Investments	2.7	(1.4)
Equity in earnings of partnership	0	0
Net (Loss) Earnings	2.7	(1.4)	(3.0)	0.5	(3.7)
Total Comprehensive Loss	(0.1)	3.9	(2.0)	2.2	(6.0)
Eliminations
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	(13.2)	(16.7)	(21.5)	(26.5)	(32.7)
Cost of goods sold	(13.2)	(16.7)	(21.5)	(26.5)	(32.7)
Gross Profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Amortization of intangible assets	0	0	0	0	0
Impairment of goodwill and other intangible assets	0		0	0
Other operating expenses, net	0	0	0	0	0
Operating Profit (Loss)	0	0	0	0	0
Interest Expense	0	0
Intercompany interest expense			0	0	0
Other non operating expense, including equiy in earnings of partnerships			0	0
Other Nonoperating Income (Expense)	0	0
(Loss) Earnings before Income Taxes	0	0	0	0	0
Income tax benefit	0	0	0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments	0	0
Equity in earnings of partnership	(43.7)	0
Net (Loss) Earnings	(43.7)	0	0	0	0
Total Comprehensive Loss	$ (42.1)	$ 0	$ 0	$ 0	$ 0